INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2017
Operating Loss Carryforwards [Line Items]
U.S. Federal corporate tax rate	21.00%	21.00%
Net deferred tax assets	$ 2,789,552	$ 2,362,052
Net operating loss carryforwards	10,487,000
Potential tax benefit arising from NOLs	$ 5,013,005
Net operating loss expiration	expire in 2034
Tax Cuts And Jobs Act [Member]
Operating Loss Carryforwards [Line Items]
Potential tax benefit arising from NOLs			$ 5,474,000